Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund
Ultra Short Mortgage Fund
SUPPLEMENT DATED OCTOBER 19, 2012 TO PROSPECTUS DATED MARCH 1, 2012, AS SUPPLEMENTED MAY 4, 2012 AND AUGUST 6, 2012
Average Annual Total Returns.
The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Average Annual Total Returns Asset Management Fund - Mutual Funds	Label		1 Year	5 Years	10 Years
Ultra Short Mortgage Fund	Ultra Short Mortgage Fund (before taxes)		1.53%	(1.55%)	0.51%
Ultra Short Mortgage Fund (after taxes on distributions)	Ultra Short Mortgage Fund (after taxes on distributions)	[1]	0.71%	(2.87%)	(0.73%)
Ultra Short Mortgage Fund (after taxes on distributions and redemptions)	Ultra Short Mortgage Fund (after taxes on distributions and redemptions)	[1]	0.99%	(2.05%)	(0.26%)
Ultra Short Mortgage Fund Barclays Capital 6 Month T-Bill Bellwethers	Barclays Capital 6 Month T-Bill Bellwethers	[2]	0.28%	2.08%	2.30%
[1]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[2]	The Barclays Capital 6 Month T-Bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.

Asset Management Fund - Mutual Funds | U.S. Government Mortgage Fund
U.S. Government Mortgage Fund
SUPPLEMENT DATED OCTOBER 19, 2012 TO PROSPECTUS DATED MARCH 1, 2012, AS SUPPLEMENTED MAY 4, 2012 AND AUGUST 6, 2012
Average Annual Total Returns.
The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Average Annual Total Returns Asset Management Fund - Mutual Funds	Label		1 Year	5 Years	10 Years
U.S. Government Mortgage Fund	U.S. Government Mortgage Fund (before taxes)		4.22%	1.34%	2.60%
U.S. Government Mortgage Fund (after taxes on distributions)	U.S. Government Mortgage Fund (after taxes on distributions)	[1]	3.34%	(0.09%)	1.04%
U.S. Government Mortgage Fund (after taxes on distributions and redemptions)	U.S. Government Mortgage Fund (after taxes on distributions and redemptions)	[1]	2.73%	0.31%	1.30%
U.S. Government Mortgage Fund Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index	[2]	6.32%	6.61%	5.72%
[1]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[2]	The Barclays Capital U.S. MBS Fixed Rate Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Index reflects no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	ASSET MANAGEMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000705318
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 19, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ultra Short Mortgage Fund
Supplement [Text Block]	amf705318_SupplementTextBlock	SUPPLEMENT DATED OCTOBER 19, 2012 TO PROSPECTUS DATED MARCH 1, 2012, AS SUPPLEMENTED MAY 4, 2012 AND AUGUST 6, 2012
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund | Barclays Capital 6 Month T-Bill Bellwethers
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 6 Month T-Bill Bellwethers	[1]
1 Year	rr_AverageAnnualReturnYear01	0.28%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	2.30%
Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund | Ultra Short Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (before taxes)
1 Year	rr_AverageAnnualReturnYear01	1.53%
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
10 Years	rr_AverageAnnualReturnYear10	0.51%
Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (after taxes on distributions)	[2]
1 Year	rr_AverageAnnualReturnYear01	0.71%
5 Years	rr_AverageAnnualReturnYear05	(2.87%)
10 Years	rr_AverageAnnualReturnYear10	(0.73%)
Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | (after taxes on distributions and redemptions)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (after taxes on distributions and redemptions)	[2]
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	(2.05%)
10 Years	rr_AverageAnnualReturnYear10	(0.26%)
Asset Management Fund - Mutual Funds | U.S. Government Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Government Mortgage Fund
Supplement [Text Block]	amf705318_SupplementTextBlock	SUPPLEMENT DATED OCTOBER 19, 2012 TO PROSPECTUS DATED MARCH 1, 2012, AS SUPPLEMENTED MAY 4, 2012 AND AUGUST 6, 2012
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Asset Management Fund - Mutual Funds | U.S. Government Mortgage Fund | Barclays Capital U.S. MBS Fixed Rate Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. MBS Fixed Rate Index	[3]
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Asset Management Fund - Mutual Funds | U.S. Government Mortgage Fund | U.S. Government Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	U.S. Government Mortgage Fund (before taxes)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Asset Management Fund - Mutual Funds | U.S. Government Mortgage Fund | U.S. Government Mortgage Fund | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	U.S. Government Mortgage Fund (after taxes on distributions)	[2]
1 Year	rr_AverageAnnualReturnYear01	3.34%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
10 Years	rr_AverageAnnualReturnYear10	1.04%
Asset Management Fund - Mutual Funds | U.S. Government Mortgage Fund | U.S. Government Mortgage Fund | (after taxes on distributions and redemptions)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	U.S. Government Mortgage Fund (after taxes on distributions and redemptions)	[2]
1 Year	rr_AverageAnnualReturnYear01	2.73%
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	1.30%

[1]	The Barclays Capital 6 Month T-Bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.
[2]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[3]	The Barclays Capital U.S. MBS Fixed Rate Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Index reflects no deduction for fees, expenses or taxes.